REGULATORY MATTERS	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 14 — REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the FDIC and the Pennsylvania Department of Banking. Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank’s actual capital amounts and ratios are presented in the following table:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio

At December 31, 2013
Tangible capital (to tangible assets)	$86,550	10.35%	$12,544	1.50%	$—	N/	A
Core capital (to adjusted tangible assets)	86,550	10.35%	33,450	4.00%	41,812	5.00%
Tier 1 capital (to risk weighted assets)	86,550	16.23%	21,334	4.00%	32,001	6.00%
Total Risk	93,125	17.46%	42,668	8.00%	53,336	10.00%

At December 31, 2012
Tangible capital (to tangible assets)	73,612	10.45%	10,562	1.50%	—	N/	A
Core capital (to adjusted tangible assets)	73,612	10.45%	28,164	4.00%	35,206	5.00%
Tier 1 capital (to risk weighted assets)	73,612	16.63%	17,703	4.00%	26,555	6.00%
Total Risk	79,161	17.89%	35,407	8.00%	44,259	10.00%

At December 31, 2013 and 2012, the Bank exceeded all regulatory requirements for classification as a “well-capitalized” institution. A “well-capitalized” institution must have risk-based capital of 10% and core capital of 5%. There are no conditions or events that have occurred that management believes have changed the Bank’s classification as a “well-capitalized” institution.

The Bank maintains a liquidation account for the benefit of eligible savings account holders who maintained deposit accounts in the Bank at the time the Bank converted to a stock form of ownership and who continue as depositors. The Bank may not declare or pay a cash dividend on or repurchase any of its common shares if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below either the amount required for the liquidation account or the regulatory capital requirements for insured institutions.